Related party transactions and Directors' remuneration	12 Months Ended
Dec. 31, 2020
37. Related party transactions and Directors' remuneration
Related party transactions and Directors remuneration

37 Related party transactions and Directors’ remuneration

Related party transactions

Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions, or one other party controls both.

Parent company

The parent company, which is also the ultimate parent company, is Barclays PLC, which holds 100% of the issued ordinary shares of Barclays Bank PLC.

Subsidiaries

Transactions between Barclays Bank PLC and its subsidiaries also meet the definition of related party transactions. Where these are eliminated on consolidation, they are not disclosed in the Barclays Bank Group’s financial statements. A list of the Barclays Bank Group’s principal subsidiaries is shown in Note 32.

Fellow subsidiaries

Transactions between the Barclays Bank Group and other subsidiaries of the parent company also meet the definition of related party transactions.

Associates, joint ventures and other entities

The Barclays Bank Group provides banking services to its associates, joint ventures and the Barclays Bank Group pension funds (principally the UK Retirement Fund), providing loans, overdrafts, interest and non-interest bearing deposits and current accounts to these entities as well as other services. Barclays Bank Group companies also provide investment management and custodian services to the Barclays Bank Group pension schemes. All of these transactions are conducted on the same terms as third party transactions. Summarised financial information for the Barclays Bank Group’s investments in associates and joint ventures is set out in Note 34.

Amounts included in the Barclays Bank Group’s financial statements, in aggregate, by category of related party entity are as follows:

	Parent	Fellow subsidiaries	Associates	Joint ventures	Pension funds
	£m	£m	£m	£m	£m
For the year ended and as at 31 December 2020
Total income	(606)	41	-	-	3
Credit impairment charges	-	-	-	-	-
Operating expenses	(62)	(2,937)	-	-	(1)
Total assets	6,803	1,917	-	-	4
Total liabilities	25,819	3,954	66	-	69
For the year ended and as at 31 December 2019
Total income	(717)	53	-	12	3
Credit impairment charges	-	-	-	-	-
Operating expenses	(90)	(3,023)	(5)	-	-
Total assets	2,097	2,165	-	1,303	3
Total liabilities	24,876	1,600	-	-	75

Total liabilities includes derivatives transacted on behalf of the pensions funds of £13m (2019: £6m).

Key Management Personnel

Key Management Personnel are defined as those persons having authority and responsibility for planning, directing and controlling the activities of Barclays Bank PLC (directly or indirectly) and comprise the Directors and Officers of Barclays Bank PLC, certain direct reports of the Chief Executive Officer and the heads of major business units and functions.

The Barclays Bank Group provides banking services to Key Management Personnel and persons connected to them. Transactions during the year and the balances outstanding were as follows:

Loans outstanding
	2020	2019
	£m	£m
As at 1 January	-	14.6
Loans issued during the year[a]	-	0.1
Loan repayments during the year[b]	-	(14.7)
As at 31 December	-	-

Notes

a Includes loans issued to existing Key Management Personnel and new or existing loans issued to newly appointed Key Management Personnel.

b Includes loan repayments by existing Key Management Personnel and loans to former Key Management Personnel.

No allowances for impairment were recognised in respect of loans to Key Management Personnel (or any connected person).

Deposits outstanding
	2020	2019
	£m	£m
As at 1 January	4.2	2.9
Deposits received during the year[a]	13.3	11.5
Deposits repaid during the year[b]	(14.1)	(10.2)
As at 31 December	3.4	4.2

Notes

a Includes deposits received from existing Key Management Personnel and new or existing deposits received from newly appointed Key Management Personnel.

b Includes deposits repaid by existing Key Management Personnel and deposits of former Key Management Personnel.

Total commitments outstanding

Total commitments outstanding refer to the total of any undrawn amounts on credit card and/or overdraft facilities provided to Key Management Personnel. Total commitments outstanding as at 31 December 2020 were £0.2m (2019: £0.1m).

All loans to Key Management Personnel (and persons connected to them) were made in the ordinary course of business; were made on substantially the same terms, including interest rates and collateral, as those prevailing at the same time for comparable transactions with other persons; and did not involve more than a normal risk of collectability or present other unfavourable features.

Remuneration of Key Management Personnel

Total remuneration awarded to Key Management Personnel below represents the awards made to individuals that have been approved by the Board Remuneration Committee as part of the latest remuneration decisions. Costs recognised in the income statement reflect the accounting charge for the year included within operating expenses. The difference between the values awarded and the recognised income statement charge principally relates to the recognition of deferred costs for prior year awards. Figures are provided for the period that individuals met the definition of Key Management Personnel.

	2020	2019
	£m	£m
Salaries and other short-term benefits	37.5	37.6
Pension costs	0.1	0.2
Other long-term benefits	7.2	9.1
Share-based payments	12.4	14.2
Employer social security charges on emoluments	6.0	6.0
Costs recognised for accounting purposes	63.2	67.1
Employer social security charges on emoluments	(6.0)	(6.0)
Other long-term benefits – difference between awards granted and costs recognised	0.4	(1.0)
Share-based payments – difference between awards granted and costs recognised	1.3	(0.7)
Total remuneration awarded	58.9	59.4

Disclosure required by the Companies Act 2006

The following information regarding the Barclays Bank PLC Board of Directors is presented in accordance with the Companies Act 2006:

	2020	2019
	£m	£m
Aggregate emoluments[a]	6.4	7.6
Amounts paid under LTIPs[b]	-	0.2
	6.4	7.8

Notes

a The aggregate emoluments include amounts paid for the 2020 year. In addition, deferred cash and share awards for 2020 with a total value at grant of £0.6m (2019: £1.9m) will be made to Directors which will only vest subject to meeting certain conditions.

b No LTIP amounts were received by the Executive Directors in 2020 as the release of the first tranche of the 2017-2019 LTIP was delayed from June 2020 to March 2021.

There were no pension contributions paid to defined contribution schemes on behalf of Directors (2019: £11,932). There were no notional pension contributions to defined contribution schemes.

As at 31 December 2020, there were no Directors accruing benefits under a defined benefit scheme (2019: nil).

The aggregate amount of compensation payable to departing officers in respect of loss of office was £1,850,713.

Of the figures in the table above, the amounts attributable to the highest paid Director in respect of qualifying services are as follows:

	2020	2019
	£m	£m
Aggregate emoluments[a]	3.0	3.2
Amounts paid under LTIPs	-	-
	3.0	3.2

Note

a The aggregate emoluments include amounts paid for the 2020 year. In addition, a deferred share award for 2020 with a value at grant of £0.4m (2019: £1.2m) will be made to the highest paid Director which will only vest subject to meeting certain conditions.

There were no actual pension contributions to defined contribution schemes on behalf of the highest paid Director (2019: £nil). There were no notional pension contributions to defined contribution schemes.

Advances and credit to Directors and guarantees on behalf of Directors

In accordance with Section 413 of the Companies Act 2006, the total amount of advances and credits made available in 2020 to persons who served as Directors during the year was £nil (2019: £nil). The total value of guarantees entered into on behalf of Directors during 2020 was £nil (2019: £nil).